Long-term debt - Maturity Analysis (Details)	12 Months Ended
Dec. 31, 2021
2021
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes	102.813%
2022 [Member]
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes	101.406%
2023 and thereafter
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes	100.00%